Note 12 - Commitments and Contingencies	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE
12.
COMMITMENTS AND CONTINGENCIES

Leases

As of
September
30,
2016,
the Company leases office space in various states expiring at various dates through
October
2026,
and is committed under operating leases for future minimum lease payments as follows:

Fiscal Year Ending	Lease Payments	Less, Sublease Income	Net
2017	$2,774,000	$84,000	$2,690,000
2018	2,196,000	-	2,196,000
2019	1,524,000	-	1,524,000
2020	1,390,000	-	1,390,000
2021	1,092,000	-	1,092,000
Thereafter	2,232,000	-	2,232,000
Total	$11,208,000	$84,000	$11,124,000

The total amount of rent payable under the leases is recognized on a straight line basis over the term of the leases. As of
September
30,
2016
and
September
30,
2015,
the Company has recognized deferred rent payable of
$65,000
and
$33,000,
respectively. Rental expense under all operating leases for the years ended
September
30,
2016
and
September
30,
2015
was
$3,794,000
and
$3,947,000,
respectively. Sublease income under all operating subleases for the years ended
September
30,
2016
and
2015
was approximately
$142,000
and
$139,000,
respectively.

As of
September
30,
2016
and
2015,
the Company and its subsidiaries had outstanding
three
and
two
letters of credit, respectively, which have been issued in the maximum amount of
$354,000
and
$218,000,
respectively, as security for property leases, and are collateralized by the restricted cash as reflected in the statements of financial condition.

Litigation and Regulatory Matters

The Company and its subsidiaries are defendants or respondents in various pending and threatened arbitrations, administrative proceedings and lawsuits seeking compensatory damages. Several cases have no stated alleged damages. Claim amounts are infrequently indicative of the actual amounts the Company will be liable for, if any. Further, the Company has a history of collecting amounts awarded in these types of matters from its brokers that are still affiliated, as well as from those that are no longer affiliated. Many of these claimants also seek, in addition to compensatory damages, punitive or treble damages, and all seek interest, costs and fees. These matters arise in the normal course of business. The Company intends to vigorously defend itself in these actions, and the ultimate outcome of these matters cannot be determined at this time.

Liabilities for potential losses from complaints, legal actions, government investigations and proceedings are established where management believes that it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. In making these decisions, management bases its judgments on its knowledge of the situations, consultations with legal counsel and its historical experience in resolving similar matters. In many lawsuits, arbitrations and regulatory proceedings, it is not possible to determine whether a liability has been incurred or to estimate the amount of that liability until the matter is close to resolution. However, accruals are reviewed regularly and are adjusted to reflect management’s estimates of the impact of developments, rulings, advice of counsel and any other information pertinent to a particular matter. Because of the inherent difficulty in predicting the ultimate outcome of legal and regulatory actions, management cannot predict with certainty the eventual loss or range of loss related to such matters. As of
September
30,
2016
and
2015,
the Company accrued approximately
$832,000
and
$817,000
respectively. These amounts are included in accounts payable and other accrued expenses in the statements of financial condition. Awards ultimately paid, if any, may
be covered by our errors and omissions insurance policy. While the Company will vigorously defend itself in these matters, and will assert insurance coverage and indemnification to the maximum extent possible, there can be no assurance that such matters will not have a material adverse impact on our financial position, results of operations or cash flows. The Company has included in "Professional fees" litigation and FINRA related expenses of
$2,472,000
and
$2,057,000
for fiscal years
2016
and
2015,
respectively.